Outstanding Claims (Details) - Schedule of movement in outstanding claims - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Gross [Member]
Outstanding Claims (Details) - Schedule of movement in outstanding claims [Line Items]
Reported claims	$ 306,946	$ 312,334
Claims incurred but not reported	268,953	179,921
Total movement in outstanding claims	575,899	492,255
Claims paid	(110,164)	(119,722)
Provided during the period / year related to current accident year	126,634	257,233
Provided during the period / year related to previous accident years	(26,829)	(53,867)
At the end of the period / year	565,540	575,899
Reported claims	258,619	306,946
Claims incurred but not reported	306,921	268,953
Total movement in incurred claims	565,540	575,899
Reinsurers' share [Member]
Outstanding Claims (Details) - Schedule of movement in outstanding claims [Line Items]
Reported claims	(120,323)	(160,373)
Claims incurred but not reported	(61,925)	(27,112)
Total movement in outstanding claims	(182,248)	(187,485)
Claims paid	57,127	32,411
Provided during the period / year related to current accident year	(36,583)	(64,926)
Provided during the period / year related to previous accident years	3,773	37,752
At the end of the period / year	(157,931)	(182,248)
Reported claims	(78,679)	(120,323)
Claims incurred but not reported	(79,252)	(61,925)
Total movement in incurred claims	(157,931)	(182,248)
Net [Member]
Outstanding Claims (Details) - Schedule of movement in outstanding claims [Line Items]
Reported claims	186,623	151,961
Claims incurred but not reported	207,028	152,809
Total movement in outstanding claims	393,651	304,770
Claims paid	(53,037)	(87,311)
Provided during the period / year related to current accident year	90,051	192,307
Provided during the period / year related to previous accident years	(23,056)	(16,115)
At the end of the period / year	407,609	393,651
Reported claims	179,940	186,623
Claims incurred but not reported	227,669	207,028
Total movement in incurred claims	$ 407,609	$ 393,651